Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Trade receivables and other	$ (5,498)	$ (4,213)
Trade and other payables	2,608	1,872
Net increase (decrease) in cash	(2,890)	(2,341)
Significant non-cash transactions:
Financial instrument received on disposal of Stream, royalty and other interests	14,123	0
Sandbox investment in associate received on disposal of Stream, royalty and other interests	18,564	0
Financial instrument received on disposal of Entrée investment in associate	33,781	0
Common shares issued on acquisition of BaseCore portfolio of Stream, royalty and other interests	(75,304)	0
Common shares issued on acquisition of Nomad portfolio of Stream, royalty and other interests	(454,089)	0
Financial instruments received on disposal of Hod Maden investment in associate	68,348	0
Financial instrument disposed of on disposal of Hod Maden investment in associate	(33,311)	0
Horizon Copper investment in associate received on disposal of Hod Maden investment in associate	10,687	0
Common shares received in consideration of a convertible debenture payment	$ 0	$ 13,965